UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04998

T. Rowe Price Spectrum Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Spectrum Funds
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Spectrum Diversified Equity
Spectrum Income
Spectrum International Equity
Portfolio of Investments
Spectrum Diversified Equity
Spectrum Income
Spectrum International Equity
Statement of Assets and Liabilities
Spectrum Diversified Equity
Spectrum Income
Spectrum International Equity
Financial Statements and Notes
Additional Fund Information
Spectrum Funds
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSGX Spectrum Diversified
Equity Fund –
.
TSVPX Spectrum Diversified
Equity Fund–
.
I  Class
RPSIX Spectrum Income Fund –
.
TSPNX Spectrum Income Fund–
.
I  Class
PSILX Spectrum International
Equity Fund –
.
TSINX Spectrum International
Equity Fund–
.
I Class

T. ROWE PRICE Spectrum Funds
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Spectrum Funds
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Spectrum Funds

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Spectrum Funds
Portfolio Summary

SECURITY DIVERSIFICATION
Spectrum Diversified Equity Fund
SECURITY DIVERSIFICATION
Spectrum Income Fund
GEOGRAPHIC DIVERSIFICATION
Spectrum International Equity Fund

T. ROWE PRICE Spectrum Funds

PORTFOLIO HIGHLIGHTS
LARGEST HOLDINGS
(Of the combined underlying funds at 6/30/23)
Spectrum Diversified Equity Fund
Percent of
Net Assets
6/30/23
Microsoft 5.0%
Apple 3.6
Amazon.com 2.2
Alphabet 2.2
NVIDIA 1.7
Visa 1.2
UnitedHealth Group 1.2
Meta Platforms 0.9
Elevance Health 0.9
Eli Lilly and Co 0.8
Total 19.7%
LARGEST HOLDINGS
(Of the combined underlying funds at 6/30/23)
Spectrum International Equity Fund
Percent of
Net Assets
6/30/23
Taiwan Semiconductor Manufacturing 2.9%
Samsung Electronics 2.3
ASML Holding 2.0
AstraZeneca 1.3
Roche Holding 1.3
Unilever 1.2
Tencent Holdings 1.1
Alibaba Group Holding 1.0
Siemens 1.0
Novo Nordisk 0.9
Total 15.0%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Spectrum Funds

PORTFOLIO HIGHLIGHTS
TARGET ALLOCATIONS FOR UNDERLYING FUNDS
Spectrum Diversified Equity Fund
Minimum–
Maximum
Target at
12/31/22
Target at
6/30/23
Blue Chip Growth Fund 5%–25% 10.01% 10.42%
Dividend Growth Fund 5–25 12.57  12.15
Emerging Markets Stock Fund 0–10 2.28  2.28
Equity Income Fund 5–25 10.42  10.42
Growth Stock Fund 5–25 10.01  10.42
International Discovery Fund 0–10 2.17  2.17
International Stock Fund 0–20 5.08  5.08
International Value Equity Fund 0–20 5.15  5.15
Mid-Cap Growth Fund 0–15 4.03  4.03
Mid-Cap Value Fund 0–15 3.64  3.64
New Horizons Fund 0–15 3.11  3.11
Real Assets Fund 0–10 5.00  5.00
Small-Cap Value Fund 0–15 3.55  3.55
U.S. Large-Cap Core Fund 5–25 12.57  12.15
Value Fund 5–25 10.42  10.42
Target allocations may not total 100% due to rounding.
The funds are currently invested in the Z Class of each underlying Price fund.

T. ROWE PRICE Spectrum Funds

PORTFOLIO HIGHLIGHTS
TARGET ALLOCATIONS FOR UNDERLYING FUNDS
Spectrum Income Fund
Minimum–
Maximum
Target at
12/31/22
Target at
6/30/23
Corporate Income Fund 0%–10% 4.50% 4.50%
Dynamic Global Bond Fund 0–10 4.25  4.25
Emerging Markets Bond Fund 0–20 8.50  8.50
Emerging Markets Local Currency Bond Fund 0–10 4.00  4.50
Equity Income Fund 5–25 11.00  11.25
Floating Rate Fund 0–10 7.00  6.00
GNMA Fund 5–20 9.00  9.50
High Yield Fund 5–25 15.25  15.50
Inflation Protected Bond Fund 0–10 0.00  0.00
International Bond Fund 0–15 4.00  5.50
International Bond Fund (USD Hedged) 0–20 6.50  4.50
Limited Duration Inflation Focused Bond Fund 0–10 2.00  1.50
New Income Fund 10–30 13.75  13.75
Short-Term Bond Fund 0–15 2.50  2.50
U.S. Treasury Intermediate Index Fund 0–10 0.00  0.00
U.S. Treasury Long-Term Index Fund 0–15 5.00  5.50
Ultra Short-Term Bond Fund 0–10 0.00  0.00
Cash and Collateral 0–25 2.75  2.75
Target allocations may not total 100% due to rounding.
The funds are currently invested in the Z Class of each underlying Price fund.

T. ROWE PRICE Spectrum Funds

PORTFOLIO HIGHLIGHTS
TARGET ALLOCATIONS FOR UNDERLYING FUNDS
Spectrum International Equity Fund
Minimum–
Maximum
Target at
12/31/22
Target at
6/30/23
Africa & Middle East Fund 0%–15% 0.58% 0.51%
Emerging Europe Fund 0–15 0.13  0.17
Emerging Markets Discovery Stock Fund 0–10 6.34  6.24
Emerging Markets Stock Fund 0–10 4.36  4.23
European Stock Fund 0–30 15.32  15.95
International Discovery Fund 0–20 4.20  3.99
International Stock Fund 0–55 18.13  18.36
International Value Equity Fund 0–35 18.63  18.85
Japan Fund 0–30 5.50  5.35
Latin America Fund 0–15 1.09  1.08
New Asia Fund 0–20 12.14  11.65
Overseas Stock Fund 0–35 13.58  13.62
Target allocations may not total 100% due to rounding.
The funds are currently invested in the Z Class of each underlying Price fund.

T. ROWE PRICE Spectrum Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Spectrum Funds

SPECTRUM DIVERSIFIED EQUITY FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,123.40 $3.84
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.17   3.66
I Class
Actual   1,000.00   1,125.00   3.06
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.92   2.91
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.73%, and
the
2
I Class was 0.58%.
SPECTRUM INCOME FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,031.10 $3.12
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.72   3.11
I Class
Actual   1,000.00   1,031.80   2.37
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.46   2.36
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.62%, and
the
2
I Class was 0.47%.
FUND EXPENSE EXAMPLE (continued)

T. ROWE PRICE Spectrum Funds

SPECTRUM INTERNATIONAL EQUITY FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,098.50 $4.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.38   4.46
I Class
Actual   1,000.00   1,098.30   3.85
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.12   3.71
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.89%, and
the
2
I Class was 0.74%.
FUND EXPENSE EXAMPLE (continued)

T. ROWE PRICE Spectrum Diversified Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 20.18 $ 27.42 $ 2 4.25 $ 23.29 $ 20.00 $ 24.36
Investment activities
Net investment
income (loss)
(1)(2)
(0.02) 0.12 0.16 0.19 0.29 0.26
Net realized and
unrealized gain/loss 2.51 (5.27) 4.81 4.04 5.11 (2.37)
Total from investment
activities 2.49 (5.15) 4.97 4.23 5.40 (2.11)
Distributions
Net investment
income — (0.14) (0.17) (0.20) (0.30) (0.27)
Net realized gain — (1.95) (1.63) (3.07) (1.81) (1.98)
Total distributions — (2.09) (1.80) (3.27) (2.11) (2.25)
NET ASSET VALUE
End of period $ 22.67 $ 20.18 $ 27.42 $ 24.25 $ 23.29 $ 20.00

T. ROWE PRICE Spectrum Diversified Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)(4)
12.34% (18.76)% 20.58% 18.38% 27.03% (8.53)%
Ratios to average net assets:
(2)
Gross expenses
before payments by
Price Associates
(4)
0.73%
(5)
0.73% 0.57% 0.00% 0.00% 0.00%
Net expenses after
payments by Price
Associates
(4)
0.73%
(5)
0.73% 0.57% 0.00% 0.00% 0.00%
Weighted average
net expenses of
underlying Price
Funds
(6)
0.00%
(5)
0.00% 0.14% 0.73% 0.76% 0.77%
Effective net
expenses 0.73%
(5)
0.73% 0.71% 0.73% 0.76% 0.77%
Net investment
income (loss)
(4)
(0.22)%
(5)
0.51% 0.58% 0.82% 1.25% 1.05%
Portfolio turnover rate
(4)
2.1% 11.1% 8.6% 12.9% 19.3% 10.8%
Net assets, end of
period (in millions) $1,990 $1,848 $4,156 $3,991 $3,795 $3,266
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Spectrum Diversified Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates. Effective March 24,
2021, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price
Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Annualized
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum Diversified Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
6/30/23
. . Year
Ended
12/31/22
5/3/21
(1)
Through
12/31/21
NET ASSET VALUE
Beginning of period $ 20.08 $ 27.36 $ 27.19
Investment activities
Net investment income (loss)
(2)(3)
(0.01) 0.25 0.26
Net realized and unrealized gain/loss 2.52 (5.36) 1.78
Total from investment activities 2.51 (5.11) 2.04
Distributions
Net investment income — (0.22) (0.24)
Net realized gain — (1.95) (1.63)
Total distributions — (2.17) (1.87)
NET ASSET VALUE
End of period $ 22.59 $ 20.08 $ 27.36

T. ROWE PRICE Spectrum Diversified Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
6/30/23
. . Year
Ended
12/31/22
5/3/21
(1)
Through
12/31/21
Ratios/Supplemental Data
Total return
(3)(4)(5)
12.50% (18.65)% 7.61%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.58%
(6)
0.58% 0.58%
(6)
Net expenses after payments by Price Associates
(5)
0.58%
(6)
0.58% 0.58%
(6)
Net investment income (loss)
(5)
(0.07)%
(6)
1.07% 1.38%
(6)
Portfolio turnover rate
(5)
2.1% 11.1% 8.6%
Net assets, end of period (in millions) $1,705 $1,560 $371
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Spectrum Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 10.94 $ 12.83 $ 13.00 $ 12.73 $ 11.86 $ 12.75
Investment activities
Net investment
income
(1)(2)
0.23 0.34 0.33 0.34 0.40 0.41
Net realized and
unrealized gain/loss 0.11 (1.69) —
(3)
0.41 0.95 (0.74)
Total from investment
activities 0.34 (1.35) 0.33 0.75 1.35 (0.33)
Distributions
Net investment
income (0.23) (0.39) (0.34) (0.38) (0.41) (0.42)
Net realized gain — (0.15) (0.16) (0.10) (0.07) (0.14)
Total distributions (0.23) (0.54) (0.50) (0.48) (0.48) (0.56)
NET ASSET VALUE
End of period $ 11.05 $ 10.94 $ 12.83 $ 13.00 $ 12.73 $ 11.86

T. ROWE PRICE Spectrum Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)(5)
3.11% (10.59)% 2.59% 6.06% 11.55% (2.62)%
Ratios to average net assets:
(2)
Gross expenses
before payments by
Price Associates
(5)
0.62%
(6)
0.62% 0.45% 0.00% 0.00% 0.00%
Net expenses after
payments by Price
Associates
(5)
0.62%
(6)
0.62% 0.45% 0.00% 0.00% 0.00%
Weighted average
net expenses of
underlying Price
Funds
(7)
0.00%
(6)
0.00% 0.14% 0.65% 0.63% 0.62%
Effective net
expenses 0.62%
(6)
0.62% 0.59% 0.65% 0.63% 0.62%
Net investment
income
(5)
4.26%
(6)
2.88% 2.52% 2.77% 3.17% 3.30%
Portfolio turnover rate
(5)
7.6% 20.7% 15.1% 29.9% 24.1% 22.8%
Net assets, end of
period (in millions) $1,935 $1,983 $4,778 $6,890 $6,895 $6,389
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Spectrum Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates. Effective March 24,
2021, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price
Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized
(7)
Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
6/30/23
. . Year
Ended
12/31/22
5/3/21
(1)
Through
12/31/21
NET ASSET VALUE
Beginning of period $ 10.94 $ 12.84 $ 13.10
Investment activities
Net investment income
(2)(3)
0.24 0.38 0.24
Net realized and unrealized gain/loss 0.11 (1.72) (0.09)
(4)
Total from investment activities 0.35 (1.34) 0.15
Distributions
Net investment income (0.24) (0.41) (0.25)
Net realized gain — (0.15) (0.16)
Total distributions (0.24) (0.56) (0.41)
NET ASSET VALUE
End of period $ 11.05 $ 10.94 $ 12.84
Ratios/Supplemental Data
Total return
(3)(5)(6)
3.18% (10.53)% 1.16%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(6)
0.47%
(7)
0.47% 0.47%
(7)
Net expenses after payments by Price Associates
(6)
0.47%
(7)
0.47% 0.47%
(7)
Net investment income
(6)
4.44%
(7)
3.33% 2.79%
(7)
Portfolio turnover rate
(6)
7.6% 20.7% 15.1%
Net assets, end of period (in millions) $4,025 $3,945 $2,422
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.

T. ROWE PRICE Spectrum Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Spectrum International Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 12.39 $ 16.12 $ 15.90 $ 14.08 $ 11.66 $ 14.61
Investment activities
Net investment
income (loss)
(1)(2)
(0.06) 0.14 0.20 0.12 0.27 0.23
Net realized and
unrealized gain/loss 1.28 (3.04) 0.58 1.84 2.64 (2.40)
Total from investment
activities 1.22 (2.90) 0.78 1.96 2.91 (2.17)
Distributions
Net investment
income — (0.18) (0.21) (0.12) (0.28) (0.23)
Net realized gain — (0.65) (0.35) (0.02) (0.21) (0.55)
Total distributions — (0.83) (0.56) (0.14) (0.49) (0.78)
NET ASSET VALUE
End of period $ 13.61 $ 12.39 $ 16.12 $ 15.90 $ 14.08 $ 11.66

T. ROWE PRICE Spectrum International Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)(4)
9.85% (18.00)% 4.97% 13.95% 25.00% (14.81)%
Ratios to average net assets:
(2)
Gross expenses
before payments by
Price Associates
(4)
0.89%
(5)
0.89% 0.69% 0.00% 0.00% 0.00%
Net expenses after
payments by Price
Associates
(4)
0.89%
(5)
0.89% 0.69% 0.00% 0.00% 0.00%
Weighted average
net expenses of
underlying Price
Funds
(6)
0.00%
(5)
0.00% 0.21% 0.91% 0.90% 0.90%
Effective net
expenses 0.89%
(5)
0.89% 0.90% 0.91% 0.90% 0.90%
Net investment
income (loss)
(4)
(0.89)%
(5)
0.99% 1.18% 0.92% 2.06% 1.63%
Portfolio turnover rate
(4)
2.2% 10.2% 9.5% 8.5% 12.7% 15.0%
Net assets, end of
period (in millions) $660 $627 $1,903 $2,008 $1,607 $1,386
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Spectrum International Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates. Effective March 24,
2021, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price
Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Annualized
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum International Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
6/30/23
. . Year
Ended
12/31/22
5/3/21
(1)
Through
12/31/21
NET ASSET VALUE
Beginning of period $ 12.31 $ 16.07 $ 16.98
Investment activities
Net investment income (loss)
(2)(3)
(0.05) 0.25 0.38
Net realized and unrealized gain/loss 1.26 (3.12) (0.66)
(4)
Total from investment activities 1.21 (2.87) (0.28)
Distributions
Net investment income — (0.24) (0.28)
Net realized gain — (0.65) (0.35)
Total distributions — (0.89) (0.63)
NET ASSET VALUE
End of period $ 13.52 $ 12.31 $ 16.07

T. ROWE PRICE Spectrum International Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
6/30/23
. . Year
Ended
12/31/22
5/3/21
(1)
Through
12/31/21
Ratios/Supplemental Data
Total return
(3)(5)(6)
9.83% (17.83)% (1.61)%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(6)
0.74%
(7)
0.74% 0.74%
(7)
Net expenses after payments by Price Associates
(6)
0.74%
(7)
0.74% 0.74%
(7)
Net investment income (loss)
(6)
(0.74)%
(7)
1.91% 3.34%
(7)
Portfolio turnover rate
(6)
2.2% 10.2% 9.5%
Net assets, end of period (in millions) $845 $818 $224
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Spectrum Diversified Equity Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
6/30/23
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.1%
T. Rowe Price Funds:
U.S. Large-Cap Core Fund  429,178 5,036 33,609 13,744,040 450,530
Dividend Growth Fund  433,861 6,960 16,574 6,605,889 450,059
Blue Chip Growth Fund  (2) 317,913 1,529 30,213 2,868,354 404,954
Growth Stock Fund  (2) 316,062 2,529 29,900 4,829,160 397,392
Equity Income Fund  375,297 20,577 16,187 11,578,125 384,046
Value Fund  379,688 4,030 19,980 9,466,556 380,840
International Value Equity Fund  186,613 15 16,872 12,039,047 186,726
International Stock Fund  180,603 15 15,695 10,089,581 186,254
Real Assets Fund  169,666 12,015 5,322 13,159,693 180,025
Mid-Cap Growth Fund  131,110 2,012 5,621 1,438,254 145,508
Mid-Cap Value Fund  130,921 11 7,614 4,355,832 134,944
Small-Cap Value Fund  125,152 4,760 5,201 2,607,531 130,298
New Horizons Fund  (2) 90,956 8,009 2,053 2,073,929 112,759
Emerging Markets Stock Fund  71,489 6,757 5,005 2,191,311 78,317
International Discovery Fund  (2) 72,003 6 3,328 1,213,307 74,994
Total Equity Mutual Funds (Cost $2,080,985) 3,697,646
Total Investments in Securities
100.1% of Net Assets (Cost $2,080,985) $ 3,697,646
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at  www.troweprice.com.
(2) Non-income producing

T. ROWE PRICE Spectrum Diversified Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Blue Chip Growth Fund  $ (4,865) $ 115,725 $ —
Dividend Growth Fund  674 25,812 3,924
Emerging Markets Stock Fund  (1,817) 5,076 —
Equity Income Fund  1,832 4,359 5,097
Growth Stock Fund  (6,894) 108,701 —
International Discovery Fund  (833) 6,313 —
International Stock Fund  (325) 21,331 —
International Value Equity Fund  5,057 16,970 —
Mid-Cap Growth Fund  (741) 18,007 —
Mid-Cap Value Fund  336 11,626 —
New Horizons Fund  (672) 15,847 —
Real Assets Fund  (568) 3,666 —
Small-Cap Value Fund  66 5,587 —
U.S. Large-Cap Core Fund  514 49,925 —
Value Fund  (170) 17,102 —
Totals $ (8,406)# $ 426,047 $ 9,021+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $9,021 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Income Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
6/30/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 85.9%
T. Rowe Price Funds:
High Yield Fund  913,054 37,565 47,183 163,547,883 928,952
New Income Fund  810,714 20,756 29,721 99,925,676 802,403
GNMA Fund  528,565 42,640 18,893 69,016,799 556,275
Emerging Markets Bond Fund  523,709 18,815 39,072 60,411,847 520,750
Floating Rate Fund  400,629 29,826 68,424 40,748,546 372,442
International Bond Fund  235,304 94,560 11,678 45,064,662 318,157
U.S. Treasury Long-Term Index
Fund  286,062 27,147 15,064 38,236,554 310,099
International Bond Fund (USD
Hedged)  375,461 7,721 140,545 33,968,967 276,168
Emerging Markets Local
Currency Bond Fund  240,365 25,181 8,305 55,099,829 273,846
Dynamic Global Bond Fund  247,549 37,620 7,887 32,876,053 261,693
Corporate Income Fund  256,204 7,359 8,528 32,971,390 258,825
Short-Term Bond Fund  156,097 3,309 10,313 33,364,045 149,471
Limited Duration Inflation
Focused Bond Fund  113,438 549 25,790 19,614,503 91,404
U.S. Treasury Intermediate Index
Fund  466 9 – 92,229 469
Total Bond Mutual Funds (Cost $5,625,640) 5,120,954
EQUITY MUTUAL FUNDS 11.0%
T. Rowe Price Funds:
Equity Income Fund  670,730 17,906 43,755 19,732,743 654,535
Total Equity Mutual Funds (Cost $333,672) 654,535
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price U.S. Treasury
Money Fund, 5.11%  (2) 172,382 83,813 67,864 188,331,425 188,331
Total Short-Term Investments (Cost $188,331) 188,331
Total Investments in Securities
100.1% of Net Assets (Cost $6,147,643) $ 5,963,820
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at  www.troweprice.com.
(2) Seven-day yield

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Corporate Income Fund  $ (1,501) $ 3,790 $ 6,002
Dynamic Global Bond Fund  (971) (15,589) 6,312
Emerging Markets Bond Fund  (10,657) 17,298 16,265
Emerging Markets Local Currency Bond Fund  (1,441) 16,605 8,917
Equity Income Fund  (200) 9,654 8,951
Floating Rate Fund  (4,399) 10,411 17,824
GNMA Fund  (2,454) 3,963 9,871
High Yield Fund  (5,973) 25,516 32,950
International Bond Fund  (2,765) (29) 4,324
International Bond Fund (USD Hedged)  (23,521) 33,531 5,005
Limited Duration Inflation Focused Bond Fund  (2,128) 3,207 —
New Income Fund  (2,533) 654 16,614
Short-Term Bond Fund  (369) 378 2,558
U.S. Treasury Intermediate Index Fund  — (6) 9
U.S. Treasury Long-Term Index Fund  (6,797) 11,954 5,084
U.S. Treasury Money Fund, 5.11% — — 4,334
Totals $ (65,709)# $ 121,337 $ 145,020+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $145,020 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum International Equity Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
6/30/23
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.1%
T. Rowe Price Funds:
International Value Equity Fund  274,927 8,042 22,381 18,821,597 291,923
International Stock Fund  259,620 9,407 20,362 15,006,849 277,026
European Stock Fund  218,242 2,876 13,617 9,927,763 238,366
Overseas Stock Fund  194,637 2,547 14,013 16,710,247 204,701
New Asia Fund  180,188 2,327 14,992 10,734,335 174,433
Emerging Markets Discovery
Stock Fund  93,148 3,182 11,455 7,059,137 92,404
Japan Fund  (2) 79,012 1,001 8,600 6,405,432 78,338
Emerging Markets Stock Fund  62,754 2,802 9,988 1,688,542 60,349
International Discovery Fund  (2) 58,890 763 5,120 968,118 59,839
Latin America Fund  14,806 186 2,105 819,824 17,413
Africa & Middle East Fund  7,898 99 487 771,173 7,858
Emerging Europe Fund  2,004 – – 776,839 2,812
Total Equity Mutual Funds (Cost $1,157,954) 1,505,462
Total Investments in Securities
100.1% of Net Assets (Cost $1,157,954) $ 1,505,462
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at  www.troweprice.com.
(2) Non-income producing

T. ROWE PRICE Spectrum International Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Africa & Middle East Fund  $ 61 $ 348 $ —
Emerging Europe Fund  — 808 —
Emerging Markets Discovery Stock Fund  (1,148) 7,529 —
Emerging Markets Stock Fund  (1,802) 4,781 —
European Stock Fund  2,696 30,865 —
International Discovery Fund  (849) 5,306 —
International Stock Fund  1,994 28,361 —
International Value Equity Fund  1,630 31,335 —
Japan Fund  (2,995) 6,925 —
Latin America Fund  (1,031) 4,526 —
New Asia Fund  (1,927) 6,910 —
Overseas Stock Fund  309 21,530 —
Totals $ (3,062)# $ 149,224 $ —+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Diversified Equity Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $2,080,985) $ 3,697,646
Receivable for investment securities sold 1,500
Receivable for shares sold 219
Total assets 3,699,365
Liabilities
Investment management and administrative fees payable 2,169
Payable for shares redeemed 1,719
Total liabilities 3,888
NET ASSETS $ 3,695,477
Net Assets Consist of:
Total distributable earnings (loss) $ 1,675,761
Paid-in capital applicable to 163,272,510 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 2,019,716
NET ASSETS $ 3,695,477
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,990,351; Shares outstanding: 87,785,723) $ 22.67
I Class
(Net assets: $1,705,126; Shares outstanding: 75,486,787) $ 22.59

T. ROWE PRICE Spectrum Income Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $6,147,643) $ 5,963,820
Receivable for investment securities sold 2,121
Receivable for shares sold 1,650
Total assets 5,967,591
Liabilities
Investment management and administrative fees payable 3,468
Payable for shares redeemed 2,660
Other liabilities 1,253
Total liabilities 7,381
NET ASSETS $ 5,960,210
Net Assets Consist of:
Total distributable earnings (loss) $ (463,778)
Paid-in capital applicable to 539,316,928 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 6,423,988
NET ASSETS $ 5,960,210
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,934,721; Shares outstanding: 175,128,738) $ 11.05
I Class
(Net assets: $4,025,489; Shares outstanding: 364,188,190) $ 11.05

T. ROWE PRICE Spectrum International Equity Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,157,954) $ 1,505,462
Receivable for investment securities sold 456
Receivable for shares sold 317
Total assets 1,506,235
Liabilities
Investment management and administrative fees payable 1,101
Payable for shares redeemed 771
Total liabilities 1,872
NET ASSETS $ 1,504,363
Net Assets Consist of:
Total distributable earnings (loss) $ 223,210
Paid-in capital applicable to 110,941,426 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 1,281,153
NET ASSETS $ 1,504,363
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $659,567; Shares outstanding: 48,471,737) $ 13.61
I Class
(Net assets: $844,796; Shares outstanding: 62,469,689) $ 13.52

T. ROWE PRICE Spectrum Diversified Equity Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income distributions from underlying Price Funds $ 9,021
Investment management and administrative expense 11,611
Net investment loss (2,590)
Realized and Unrealized Gain / Loss –
Net realized loss on Sales of underlying Price Funds (8,406)
Change in net unrealized gain / loss on underlying Price Funds 426,047
Net realized and unrealized gain / loss 417,641
INCREASE IN NET ASSETS FROM OPERATIONS
$ 415,051

T. ROWE PRICE Spectrum Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income distributions from underlying Price Funds $ 145,020
Investment management and administrative expense 15,373
Net investment income 129,647
Realized and Unrealized Gain / Loss –
Net realized loss on Sales of underlying Price Funds (65,709)
Change in net unrealized gain / loss on underlying Price Funds 121,337
Net realized and unrealized gain / loss 55,628
INCREASE IN NET ASSETS FROM OPERATIONS
$ 185,275

T. ROWE PRICE Spectrum International Equity Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Investment management and administrative expense $ 6,025
Net investment loss (6,025)
Realized and Unrealized Gain / Loss –
Net realized loss on Sales of underlying Price Funds (3,062)
Change in net unrealized gain / loss on underlying Price Funds 149,224
Net realized and unrealized gain / loss 146,162
INCREASE IN NET ASSETS FROM OPERATIONS
$ 140,137

T. ROWE PRICE Spectrum Diversified Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ (2,590) $ 27,166
Net realized gain (loss) (8,406) 191,771
Change in net unrealized gain / loss 426,047 (1,055,593)
Increase (decrease) in net assets from operations 415,051 (836,656)
Distributions to shareholders
Net earnings
Investor Class – (174,459)
I Class – (153,210)
Decrease in net assets from distributions – (327,669)
Capital share transactions
*
Shares sold
Investor Class 31,764 87,518
I Class 19,519 1,513,095
Distributions reinvested
Investor Class – 170,133
I Class – 144,169
Shares redeemed
Investor Class (113,623) (1,749,800)
I Class (65,886) (119,504)
Increase (decrease) in net assets from capital
share transactions (128,226) 45,611

T. ROWE PRICE Spectrum Diversified Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 286,825 (1,118,714)
Beginning of period 3,408,652 4,527,366
End of period $ 3,695,477 $ 3,408,652
*Share information (000s)
Shares sold
Investor Class 1,519 3,696
I Class 914 62,182
Distributions reinvested
Investor Class – 8,477
I Class – 7,216
Shares redeemed
Investor Class (5,322) (72,169)
I Class (3,118) (5,267)
Increase (decrease) in shares outstanding (6,007) 4,135

T. ROWE PRICE Spectrum Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 129,647 $ 198,587
Net realized gain (loss) (65,709) 8,791
Change in net unrealized gain / loss 121,337 (959,179)
Increase (decrease) in net assets from operations 185,275 (751,801)
Distributions to shareholders
Net earnings
Investor Class (40,632) (122,720)
I Class (85,154) (174,220)
Decrease in net assets from distributions (125,786) (296,940)
Capital share transactions
*
Shares sold
Investor Class 84,676 357,401
I Class 460,911 2,478,485
Distributions reinvested
Investor Class 38,072 114,789
I Class 82,267 169,287
Shares redeemed
Investor Class (190,846) (2,728,504)
I Class (501,636) (616,097)
Decrease in net assets from capital share
transactions (26,556) (224,639)

T. ROWE PRICE Spectrum Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 32,933 (1,273,380)
Beginning of period 5,927,277 7,200,657
End of period $ 5,960,210 $ 5,927,277
*Share information (000s)
Shares sold
Investor Class 7,625 30,210
I Class 41,603 209,884
Distributions reinvested
Investor Class 3,433 10,052
I Class 7,416 15,013
Shares redeemed
Investor Class (17,208) (231,311)
I Class (45,294) (53,084)
Decrease in shares outstanding (2,425) (19,236)

T. ROWE PRICE Spectrum International Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ (6,025) $ 23,631
Net realized loss (3,062) (23,886)
Change in net unrealized gain / loss 149,224 (375,069)
Increase (decrease) in net assets from operations 140,137 (375,324)
Distributions to shareholders
Net earnings
Investor Class – (39,729)
I Class – (55,936)
Decrease in net assets from distributions – (95,665)
Capital share transactions
*
Shares sold
Investor Class 49,211 92,365
I Class 25,070 923,872
Distributions reinvested
Investor Class – 38,914
I Class – 48,903
Shares redeemed
Investor Class (77,759) (1,126,421)
I Class (77,226) (188,075)
Decrease in net assets from capital share
transactions (80,704) (210,442)

T. ROWE PRICE Spectrum International Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 59,433 (681,431)
Beginning of period 1,444,930 2,126,361
End of period $ 1,504,363 $ 1,444,930
*Share information (000s)
Shares sold
Investor Class 3,683 6,701
I Class 1,893 62,860
Distributions reinvested
Investor Class – 3,151
I Class – 3,989
Shares redeemed
Investor Class (5,838) (77,284)
I Class (5,859) (14,333)
Decrease in shares outstanding (6,121) (14,916)

T. ROWE PRICE Spectrum Funds
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Fund, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). Spectrum Diversified Equity Fund, Spectrum
Income Fund, and Spectrum International Equity Fund (collectively, the Spectrum
Funds) are diversified open-end management investment companies established by the corporation. Each Spectrum Fund broadly diversifies its assets within specified ranges among a set of T. Rowe Price mutual funds (underlying Price Funds) representing specific market segments. Spectrum Diversified Equity seeks long-term capital appreciation and growth of income with current income as a secondary objective.
Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International Equity seeks long-term capital appreciation.
Each fund has two classes of shares as follows: Spectrum Diversified Equity Fund
(Investor Class) and Spectrum Diversified Equity Fund – I Class (I Class); Spectrum
Income Fund (Investor Class) and Spectrum Income Fund – I Class (I Class); and
Spectrum International Equity Fund (Investor Class) and Spectrum International Equity
Fund – I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards
Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying
Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE Spectrum Funds

cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying Price Fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared by Spectrum Income daily and paid monthly.
Income distributions, if any, are declared and paid by Spectrum Diversified Equity and
Spectrum International Equity annually. A capital gain distribution may also be declared and paid by each fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of each fund is represented by fund shares. Each fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the
NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the
NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the funds may provide indemnification in connection with its officers and directors, service providers and/
or private company investments. Each fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Each fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Spectrum Funds

The funds' Board of Directors (the Board) has designated T. Rowe Price Associates,
Inc. as the funds' valuation designee (Valuation Designee). Subject to oversight by the
Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On June 30, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE Spectrum Funds

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds during the six months ended June 30,
2023, were as follows:
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
Each fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, Spectrum Diversified Equity had
no available capital loss carryforwards, Spectrum Income had $2,170,000 of available capital loss carryforwards, and Spectrum International Equity had $28,430,000
of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes and net unrealized gain (loss) on investments was as follows:
($000s) Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Purchases $ 74,261 $ 454,776 $ 33,232
Sales 204,768 477,313 120,058

T. ROWE PRICE Spectrum Funds

NOTE 5 - RELATED PARTY TRANSACTIONS
The Spectrum Funds are managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative services as well as certain accounting, marketing, and other services to the Spectrum Funds. Certain officers and directors of the Spectrum Funds are also officers and directors of Price Associates and its subsidiaries and of the underlying Price Funds.
Each fund operates in accordance with an amended investment management agreement
(amended management agreement), between the corporation, on behalf of the funds, and Price Associates. Under the amended agreement, the Spectrum Diversified Equity
Fund pays a fee rate of 0.73% for the Investor Class and 0.58% for the I Class; the
Spectrum Income Fund pays a fee rate of 0.62% for the Investor Class and 0.47% for the I Class; and the Spectrum International Equity Fund pays a fee rate of 0.89% for the
Investor Class and 0.74% for the I Class, respectively. The all-inclusive management fee covers investment management and all of each fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses. Differences in the all-
inclusive fees between certain classes relate to differences in expected shareholder servicing expenses.
In addition, the funds have entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund
(collectively, Price). Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and
($000s) Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Cost of investments $ 2,158,570 $ 6,414,521 $ 1,245,773
Unrealized appreciation $ 1,616,661 $ 320,863 $ 355,278
Unrealized depreciation (77,585) (771,564) (95,589)
Net unrealized appreciation
(depreciation) $ 1,539,076 $ (450,701) $ 259,689

T. ROWE PRICE Spectrum Funds

administrative services in its capacity as the funds’ transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the funds. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
Each fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds.
The Spectrum Funds do not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price Fund’s net assets.  At June 30,
2023, Spectrum Diversified Equity Fund and Spectrum International Equity Fund held less than 25% of the outstanding shares of any price fund; Spectrum Income Fund held approximately 67% of the outstanding shares of the Emerging Markets Local Currency
Bond Fund, 56% of the GNMA Fund, 47% of the Corporate Income Fund, 32% of the
International Bond Fund, and less than 25% of any other underlying Price Fund.
Additionally, Spectrum Income Fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Shareholder servicing costs associated with each college savings plan are allocated to Spectrum Income Fund in proportion to the average daily value of its shares owned by the college savings plan.
Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At June 30, 2023, approximately 65% of the outstanding shares of the I Class were held by the college savings plans.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE Spectrum Funds

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or each fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Spectrum Funds

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 585,995,341 3,191,875
Mark J. Parrell 586,234,747 2,862,714
Kellye L. Walker 586,730,343 2,703,108
Eric L. Veiel 586,712,493 2,679,853

T. ROWE PRICE Spectrum Funds

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Each year, the Board of Directors (Board) of the T. Rowe Price Spectrum Diversified
Equity Fund, T. Rowe Price Spectrum Income Fund, and T. Rowe Price Spectrum
International Equity Fund (Spectrum Funds) considers the continuation of the investment management agreement (Advisory Contract) between each Spectrum Fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the funds’ independent directors, approved the continuation of the Spectrum Funds’ Advisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contracts.
The independent directors were assisted in their evaluation of the Advisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the
Spectrum Funds by the Adviser. These services included, but were not limited to, directing the funds’ investments in accordance with their investment programs and the overall management of the funds’ portfolios, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the funds’ records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the funds, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contracts.

T. ROWE PRICE Spectrum Funds

Investment Performance of the Funds
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared each fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed each fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contracts’ review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the funds’ performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact each fund’s performance, length of each fund’s performance track record, and how closely each fund’s strategies align with its benchmarks and peer groups. With respect to the
Spectrum Diversified Equity Fund, the Board noted that, as of December 31, 2022, the fund lagged its benchmark for certain performance periods and the fund’s total returns ranked in the fourth quartile for certain periods when compared with performance peer groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods and the primary reasons for such results. The Board considered the Adviser’s responses relating to the fund’s performance during certain of the evaluated periods.
The Board concluded that the information it considered with respect to each of the
Spectrum Funds’ performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contracts and other direct and indirect benefits that the Adviser
(and its affiliates) may have realized from its relationship with the funds. In considering soft-dollar arrangements pursuant to which research may be received from broker-
dealers that execute the funds’ portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS (continued)

T. ROWE PRICE Spectrum Funds

T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing each fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the funds.
The Board also considered whether the funds benefit under the fee levels set forth in the Advisory Contracts or otherwise from any economies of scale realized by the
Adviser. Under each fund’s Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the
Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest;
expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and any acquired fund fees and expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the investors in these funds and historically has sought to set the all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. The all-inclusive management fee structure also provides greater flexibility to make investment changes, including underlying fund changes, while maintaining a certain expense ratio for investors.
In addition, the Board noted that the funds potentially share in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the funds provide for a reasonable sharing of benefits from any economies of scale with the funds’
investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of each fund with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees, nonmanagement expenses, and total expenses of the
Investor Class of each fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered each fund’s contractual management fee rate, actual management fee rate, and total expenses (all of which generally reflect the all-inclusive management fee rate applicable to that fund and do not deduct the operating expenses paid by the Adviser as part of the overall management fee) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS (continued)

T. ROWE PRICE Spectrum Funds

on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and, where applicable, ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. There were certain funds that did not have a sufficient number of funds in their peer group to rank within quintiles. The information provided to the Board indicated that each fund’s contractual management fees, actual management fees, and total expenses ranked as follows:
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of each fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual
Fund Contractual
Management Fees
Actual Management
Fees
Total Expenses
Spectrum Diversified
Equity Fund
Third out of five funds
(Expense Group)
Third out of five funds
(Expense Group) and
third quintile (Expense
Universe)
First out of five funds
(Expense Group) and
first quintile (Expense
Universe)
Spectrum Income Fund Second out of four
funds (Expense Group)
Second out of four
funds (Expense Group)
and second out of
four funds (Expense
Universe)
First out of four funds
(Expense Group) and
first out of four funds
(Expense Universe)
Spectrum International
Equity Fund
Second out of two
funds (Expense Group)
Fifth out of five funds
(Expense Group) and
fifth out of five funds
(Expense Universe)
Second out of five
funds (Expense Group)
and second out of
five funds (Expense
Universe)
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS (continued)

T. ROWE PRICE Spectrum Funds

fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the funds and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the funds under the Advisory Contracts are reasonable.
Approval of the Advisory Contracts
As noted, the Board approved the continuation of each fund’s Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the funds and their shareholders for the Board to approve the continuation of the Advisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C08-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023